Note 4 - Other Receivables	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(4)	Other Receivables

Other receivables, net are analyzed as follows:

	As of December 31,
	2014	2015
	RMB	RMB
Advances to staff (i)	8,159	6,492
Advances to entrepreneurial agents (ii)	981	367
Rental deposits	5,701	7,655
Interest income receivables (iii)	46,472	29,708
Value-added tax recoverable (iv)	2,786	—
Receivable from third parties (v)	17,020	—
Other	7,030	7,606
	88,149	51,828

(i)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.

(ii)	This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by agents to develop business. The advances were unsecured, interest-free and repayable on demand.

(iii)	This represented accrued interest income on bank deposits, interest bearing receivable from third parties as described in (v) and accrued interest on subscription receivables (note 2(m)).

(iv)	As of December 31, 2014, the amount represented value-added tax to be refunded from tax bureau. The amount of value-added tax outstanding as of December 31, 2014 had been refunded during the year 2015.

(v)	As of December 31, 2014, receivable from third party represented the amount due from Guangdong Jintaiping Asset Management Co. Ltd in an amount of 17,020, which has been fully settled in 2015.